Plant and Equipment (Tables)	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment [Table Text Block]
	September 30, 2025	March 31, 2025

Equipment	$585,700	$312,231
Land	2,753	2,244
Building	146,716	103,032
Total	735,169	417,507
Accumulated depreciation	(270,842)	(214,659)
Net carrying value	$464,327	$202,848